Barclays PLC parent company balance sheet (Narrative) (Details) € in Millions, shares in Millions, $ in Millions	6 Months Ended								12 Months Ended
	Jun. 30, 2022 GBP (£) shares		Jun. 30, 2022 EUR (€) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 GBP (£)		Jun. 30, 2021 GBP (£)		Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)
Condensed Balance Sheet Statements, Captions [Line Items]
Loans and advances to subsidiaries	£ 395,824,000,000				£ 361,451,000,000	[1]			£ 361,451,000,000	[1]
Increase (decrease) through treasury share transactions, equity	432,000,000				500,000,000		£ 700,000,000	[2]
Financial liabilities designated at fair value	255,136,000,000				250,960,000,000	[1]			250,960,000,000	[1]
Issuance of subordinated debt	259,000,000								1,890,000,000
Financial assets at fair value through the income statement	212,723,000,000				191,972,000,000	[1]			191,972,000,000	[1]
Subordinated liabilities	11,871,000,000				12,759,000,000	[1]			12,759,000,000	[1]	£ 16,341,000,000
Debt securities in issue	115,906,000,000				98,867,000,000	[1]			98,867,000,000	[1]
Total equity	70,596,000,000				70,041,000,000	[1]	68,056,000,000	[2]	70,041,000,000	[1]	66,882,000,000	[2]
Employee share schemes and hedging thereof	450,000,000				(19,000,000)		314,000,000	[2]
Other reserves	(218,000,000)				1,770,000,000	[1]			1,770,000,000	[1]
Ordinary share capital
Condensed Balance Sheet Statements, Captions [Line Items]
Increase (decrease) through treasury share transactions, equity	61,000,000
Total equity	4,133,000,000				4,188,000,000				4,188,000,000
Employee share schemes and hedging thereof	6,000,000
Barclays Plc
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in subsidiaries	63,633,000,000				62,528,000,000				62,528,000,000
Decrease in loans and advances to related parties	(1,703,000,000)
Loans and advances to subsidiaries	20,369,000,000				22,072,000,000				22,072,000,000
Foreign exchange gain (loss)	1,326,000,000
Increase (decrease) through treasury share transactions, equity	397,000,000
Financial liabilities designated at fair value	16,888,000,000				16,319,000,000				16,319,000,000
Financial assets at fair value through the income statement	24,052,000,000				25,091,000,000				25,091,000,000
Subordinated liabilities	10,070,000,000				9,301,000,000				9,301,000,000
Foreign exchange loss	819,000,000
Debt securities in issue	22,389,000,000				25,658,000,000				25,658,000,000
Total equity	57,758,000,000				57,837,000,000				57,837,000,000
Other reserves	616,000,000				555,000,000				555,000,000
Financial liabilities designated at fair value | Barclays Plc
Condensed Balance Sheet Statements, Captions [Line Items]
Financial liabilities designated at fair value	16,888,000,000				16,319,000,000				16,319,000,000
Other equity instruments
Condensed Balance Sheet Statements, Captions [Line Items]
Total equity	12,357,000,000	[3]			12,259,000,000	[3]	11,167,000,000	[3],[4]	12,259,000,000	[3]	11,172,000,000	[4]
Issuances	1,247,000,000								1,078,000,000
Reduction of issued capital	1,132,000,000								0
AT1 Securities | Barclays Plc
Condensed Balance Sheet Statements, Captions [Line Items]
Movements	106,000,000
Issuances	1,250,000,000
Reduction of issued capital	1,500,000,000
Total share capital and share premium
Condensed Balance Sheet Statements, Captions [Line Items]
Increase (decrease) through treasury share transactions, equity	61,000,000	[3]			67,000,000	[3]	94,000,000	[4]
Total equity	4,508,000,000	[3]			4,536,000,000	[3]	4,568,000,000	[3],[4]	4,536,000,000	[3]	£ 4,637,000,000	[4]
Employee share schemes and hedging thereof	33,000,000	[3]			35,000,000	[3]	£ 25,000,000	[4]
Total share capital and share premium | Barclays Plc
Condensed Balance Sheet Statements, Captions [Line Items]
Total equity	£ 4,508,000,000				4,536,000,000				4,536,000,000
Number of shares repurchased | shares	244		244	244
Net purchase of treasury shares	£ 61,000,000
Employee share schemes and hedging thereof	33,000,000
Barclays Bank PLC | Barclays Plc
Condensed Balance Sheet Statements, Captions [Line Items]
Dividends received	1,010,000,000
Barclays Bank PLC | Barclays Plc | Ordinary share capital
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in subsidiaries	36,340,000,000				35,590,000,000				35,590,000,000
Barclays Bank PLC | Barclays Plc | AT1 Securities
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in subsidiaries	9,849,000,000				9,493,000,000				9,493,000,000
Barclays UK | Barclays Plc | Ordinary share capital
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in subsidiaries	14,245,000,000				14,245,000,000				14,245,000,000
Barclays UK | Barclays Plc | AT1 Securities
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in subsidiaries	2,570,000,000				£ 2,570,000,000				£ 2,570,000,000
Senior debt | Barclays Bank PLC | Barclays Plc
Condensed Balance Sheet Statements, Captions [Line Items]
Cash receipts from repayment of advances and loans made to related parties	2,296,000,000
Senior debt | Barclays UK | Barclays Plc
Condensed Balance Sheet Statements, Captions [Line Items]
Cash receipts from repayment of advances and loans made to related parties	£ 836,000,000
Subordinated notes | Financial liabilities designated at fair value | Barclays Plc
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of subordinated debt | €			€ 2,250
Senior notes | Fixed interest rate | Financial liabilities designated at fair value | Barclays Plc
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of subordinated debt | $				$ 400

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[3]	Details of share capital, other equity instruments and other reserves are shown on pages 89 to 90.
[4]	Details of share capital, other equity instruments and other reserves are shown on pages 89 to 91.